Cash flow information (Tables)	6 Months Ended
Jun. 30, 2026
Cash flow information
Schedule of cash flow information

	June 30, 2026	June 30, 2025
Operating profit	71,685	54,111
Adjustments for:
Unrealised foreign exchange losses (note 7)	631	560
Cash-settled share-based payments expense (note 10.1)	108	443
Share-based payments expense included in production costs (note 10)	117	771
Cash portion of share-based payments vested	(1,049)	(856)
Equity-settled share-based payments expense (note 10.2)	412	82
Depreciation	8,164	7,901
Fair value (gain) loss on derivative instruments (note 9)	(15,496)	1,592
Profit on disposal of property, plant and equipment	(21)	(2)
Profit on sale of non-current asset held for sale	—	(8,540)
Cash generated from operations before working capital changes	64,551	56,062
Increase in Inventories	(1,132)	(5,712)
Increase in prepayments	(2,829)	(3,870)
Decrease in trade and other receivables	4,198	3,765
(Decrease) increase in trade and other payables	(2,801)	2,423
Cash generated from operations	61,987	52,668